Fair Value Measurements (Details) - Schedule of derivative assets and liabilities - Fair Values Recurring [Member] - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Interest rate swap [Member]
Assets
Total derivative assets	$ 4,720	$ 439
Liabilities
Total derivative liabilities		727
Private Placement Warrant liabilities [Member]
Liabilities
Total derivative liabilities		67,290
Natural gas swap [Member]
Assets
Total derivative assets	245
Liabilities
Total derivative liabilities	55	178
Level 1 [Member] | Interest rate swap [Member]
Assets
Total derivative assets
Liabilities
Total derivative liabilities
Level 1 [Member] | Private Placement Warrant liabilities [Member]
Liabilities
Total derivative liabilities
Level 1 [Member] | Natural gas swap [Member]
Assets
Total derivative assets
Liabilities
Total derivative liabilities
Level 2 [Member] | Interest rate swap [Member]
Assets
Total derivative assets	4,720	439
Liabilities
Total derivative liabilities		727
Level 2 [Member] | Private Placement Warrant liabilities [Member]
Liabilities
Total derivative liabilities
Level 2 [Member] | Natural gas swap [Member]
Assets
Total derivative assets	245
Liabilities
Total derivative liabilities	55	178
Level 3 [Member] | Interest rate swap [Member]
Assets
Total derivative assets
Liabilities
Total derivative liabilities
Level 3 [Member] | Private Placement Warrant liabilities [Member]
Liabilities
Total derivative liabilities		67,290
Level 3 [Member] | Natural gas swap [Member]
Assets
Total derivative assets
Liabilities
Total derivative liabilities